Line of Credit and Notes Payable - Principal Payments (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Line of Credit and Notes Payable.
Year Ending December 31, 2024	$ 928,280
Year Ending December 31, 2025	4,567
Year Ending December 31, 2026	26,534
Year Ending December 31, 2027	37,720
Year Ending December 31, 2028	39,008
Thereafter	1,392,771
Total notes payable and line of credit	$ 2,428,880	$ 220,000